Derivative Instruments (Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ 15,385,092	$ 35,800,539
Futures Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	15,200,461	35,009,473
Energies [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	7,915,903	2,173,971
Grains [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(1,709,649)	2,087,569
Interest Rates [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	4,748,257	26,163,425
Livestock [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	290,270	1,043,952
Metals [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	4,115,414	(1,798,631)
Softs [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	383,721	2,249,736
Stock Indices [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(543,455)	3,089,451
Forward Currency Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ 184,631	$ 791,066